SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Abbott Laboratories Stock Retirement Plan
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Entity tax identification number	36-0698440
Plan number	334
Loans to participants, maturity date	Jan. 01, 2047
Loans to participants	$ 107,491
Total	$ 17,767,239
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: 1St Indl Rlty Tr Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FirstIndlRltyTrIncComMember
Investment type	REITs
Current value	$ 226
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: 5Th 3Rd Bancorp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:Fifth3rdBancorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 964
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Abbott Laboratories, Common Stock, Employer Securities
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AbbottLaboratoriesMember
Investment type	Common stock - employer securities
Current value	$ 2,869,030
Investment party-in-interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Abbvie Inc., Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AbbvieInc.Member
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 2,445,873
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Acadia Healthcare Co Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AcadiaHealthcareCoIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 40
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Acuity Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AcuityIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 343
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Adt Inc Del Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AdtIncDelComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 128
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Advanced Drain Sys Inc Del Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AdvancedDrainSysIncDelComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 317
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Aecom, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AecomMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 391
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Aes Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AesCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 315
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Affiliated Managers Group Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AffiliatedManagersGroupIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 240
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Affirm Hldgs Inc Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AffirmHldgsIncClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 257
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Agco Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AgcoCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 203
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Agilent Technologies Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AgilentTechnologiesIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,199
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Agnc Invt Corp Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AgncInvtCorpComMember
Investment type	REITs
Current value	$ 333
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Agree Rlty Corp Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AgreeRltyCorpComMember
Investment type	REITs
Current value	$ 242
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Air Lease Corp Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AirLeaseCorpClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 208
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Akamai Technologies Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AkamaiTechnologiesIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 380
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Alaska Air Group Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AlaskaAirGroupIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 146
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Albemarle Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AlbemarleCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 518
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Albertsons Cos Inc Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AlbertsonsCosIncClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 208
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Alexandria Real Estate Equities Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AlexandriaRealEstateEquitiesIncComMember
Investment type	REITs
Current value	$ 259
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Align Technology Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AlignTechnologyIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 331
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Allegion Plc Common Stock, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AllegionPlcCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 426
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Allegro Microsystems Inc Del Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AllegroMicrosystemsIncDelComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 103
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Alliant Energy Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AlliantEnergyCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 509
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Allison Transmission Holding, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AllisonTransmissionHoldingMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 208
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Allstate Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AllstateCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,700
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ally Finl Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AllyFinlIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 342
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Amcor, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmcorMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 595
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Amdocs Ord Gbp0.01, Common stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmdocsOrdGbp0.01Member
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 272
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Amentum Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmentumHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 145
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Amer Finl Group Inc Oh Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmerFinlGroupIncOhComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 280
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Amer Sports Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmerSportsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 174
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ameren Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmerenCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 824
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: American Airlines Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmericanAirlinesIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 295
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: American Homes 4 Rent Common Stock, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmericanHomes4RentCommonStockMember
Investment type	REITs
Current value	$ 339
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: American Honda Fin Corp Med Term Nts Boovar Rt Due 03-0-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmericanHondaFinCorpMedTermNtsBoovarRtMember
Investment type	Corporate debt
Investment, maturity date	Mar. 08, 2027
Current value	$ 5,112
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: American Honda Fin Fltg Rt 4.400447% Due 08-13-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmericanHondaFinCorpFltgRt4.400447Due08132027Member
Investment type	Corporate debt
Investment, interest rate	4.40045%
Investment, maturity date	Aug. 13, 2027
Current value	$ 2,004
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: American Tower Corp 4.4% Due 02-15-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmericanHondaFinCorpFltg4.4Due02152026Member
Investment type	Corporate debt
Investment, interest rate	4.40%
Investment, maturity date	Feb. 15, 2026
Current value	$ 253
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: American Tower Corp New 1.6% Due 04-15-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmericanTowerCorpNew1.6Member
Investment type	Corporate debt
Investment, interest rate	1.60%
Investment, maturity date	Apr. 15, 2026
Current value	$ 2,796
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: American Wtr Wks Co Inc New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmericanWtrWksCoIncNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 787
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Americold Rlty Tr Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmericoldRltyTrIncComMember
Investment type	REITs
Current value	$ 113
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ameriprise Finl Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmeripriseFinlIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 130
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ametek Inc New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmetekIncNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,464
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Amkor Technology Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmkorTechnologyIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 136
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Anglogold Ashanti plc ord, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AnglogoldAshanthiPlcOrdMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,162
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Annaly Capital Management Inc, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AnnalyCapitalManagementIncMember
Investment type	REITs
Current value	$ 487
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Antero Midstream Corporation, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AnteroMidstreamCorporationMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 185
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Antero Res Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AnteroResCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 307
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Apa Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ApaCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 271
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Api Group Corporation Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ApiGroupCorporationComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 431
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Applied Indl Technologies Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AppliedIndlTechnologiesIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 297
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Aptargroup Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ApiGroupCorporationComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 247
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Aptiv Plc New Ord, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AptivPlcNewOrdMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 511
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Aramark Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AramarkComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 296
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Arch Capital Group Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ArchCapitalGroupComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,056
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Archer-Daniels-Midland Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ArcherDanielsMidlandCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 849
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Armstrong World Inds Inc New Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ArmstrongWorldIndsIncNewComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 180
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Arrow Electr Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ArrowElectrIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 175
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ashland Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AshlandIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 82
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Assurant Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AssurantIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 377
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Assured Guaranty Ltd Common Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AssuredGuarantyLtdCommonStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 121
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ast Spacemobile Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AstSpacemobileIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 37
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ati Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AtiIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 478
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Atmos Energy Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AtmosEnergyCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 833
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Aurora Innovation Inc Cl A Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AuroraInnovationIncClaComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 138
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Autonation Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AutonationIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 168
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Avalonbay Cmntys Reit, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AvalonbayCmntysReitMember
Investment type	REITs
Current value	$ 798
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Avantor Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AvantorIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 234
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Avery Dennison Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AveryDennisonCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 432
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Avis Budget Group Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AvisBudgetGroupIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 47
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Avnet Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AvnetIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 117
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Avolon Hldgs Fdg 2.125% Due 02-21-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AvolonHldgsFdg2.125Due02212026Member
Investment type	Corporate debt
Investment, interest rate	2.125%
Investment, maturity date	Feb. 21, 2026
Current value	$ 240
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Axalta Coating Systems Ltd Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AxaltaCoatingSystemsLtdComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 213
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Axis Capital Holdings Ltd Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AxisCapitalHoldingsLtdComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 245
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: B A T Intl Fin Plc Fixed 1.668% Due 03-25-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BTIntlFinPlcFixed1.668Due03252026Member
Investment type	Corporate debt
Investment, interest rate	1.668%
Investment, maturity date	Mar. 25, 2026
Current value	$ 398
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: BAIN CAP CR CLO FLTG RT 0% DUE 04-23-2035, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BainCapCrCloFltgRt0Due04232035Member
Investment type	Corporate debt
Investment, interest rate	0.00%
Investment, maturity date	Apr. 23, 2035
Current value	$ 999
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Baker Hughes Co, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BakerHughesCoMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,396
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ball Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BallCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 446
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Bank New York Mellon Corp Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BankNewYorkMellonCorpComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 2,329
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Bank Of America Corporation 1.734% 07-22-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BankOfAmericaCorp1.73407222027Member
Investment type	Corporate debt
Investment, interest rate	1.734%
Investment, maturity date	Jul. 22, 2027
Current value	$ 2,468
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Bank Ozk Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BankOzkComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 152
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Barclays Plc 4.375% Due01-12-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BarclaysPlc4.375Due01122026Member
Investment type	Corporate debt
Investment, interest rate	4.375%
Investment, maturity date	Jan. 12, 2026
Current value	$ 4,800
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Barclays Plc Fltg 09-13-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BarclaysPlcFltg09132027Member
Investment type	Corporate debt
Investment, maturity date	Sep. 13, 2027
Current value	$ 2,018
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Bath amp; Body Works Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BathBodyWorksIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 128
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Baxter Intl Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BaxterIntlIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 306
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Bellring Brands Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BellringBrandsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 104
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Berkley W R Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BerkleyWRCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 631
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Berry Global Group InC 1.57%, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BerryGlobalGroupIncMember
Investment type	Corporate debt
Investment, interest rate	1.57%
Investment, maturity date	Jan. 15, 2026
Current value	$ 1,898
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Best Buy Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BestBuyIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 401
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Bill Holdings Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BillHoldingsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 157
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Bio Rad Laboratories Inc Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BioRadLaboratoriesIncClMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 174
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Bio-Techne Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BioTechneCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 279
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Biogen Inc Common Stock, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BiogenIncCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 792
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Biomarin Pharmaceutical Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BiomarinPharmaceuticalIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 348
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Birkenstock Holding Plc Com Npv, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BirkenstockHoldingPlcComNpvMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 49
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Bjs Whsl Club Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BjsWhslClubHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 310
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Blackrock International Multi Cap Equity Fund, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BlackrockInternationalMultiCapEquityFundMember
Investment type	Collective trust funds
Current value	$ 116,749
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Block H amp; R Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BlockHRIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 142
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Block Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BlockIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 687
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Boeing Co 2.25% Due 06-15-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BoeingCo2.25Due06152026Member
Investment type	Corporate debt
Investment, interest rate	2.25%
Investment, maturity date	Jun. 15, 2026
Current value	$ 396
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Boeing Co Fixed 2.196% Due 02-04-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BoeingCoFixed2.196Due02042026Member
Investment type	Corporate debt
Investment, interest rate	2.196%
Investment, maturity date	Feb. 04, 2026
Current value	$ 9,183
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Bok Finl Corp Com New, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BokFinlCorpComNewMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 79
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Borg Warner Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BorgWarnerIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 295
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Boston Beer Inc Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BostonBeerIncClMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 51
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Boyd Gaming Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BoydGamingCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 148
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Bright Horizons Fa Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BrightHorizonsFaComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 154
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Brighthouse Finl Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BrighthouseFinlIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 114
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Brixmor Ppty Group Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BrixmorPptyGroupIncComMember
Investment type	REITs
Current value	$ 249
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Broadridge Finl Solutions Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BroadridgeFinlSolutionsIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 76
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Brookfield Renewable Corp New Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BrookfieldRenewableCorpNewClMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 161
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Brown Forman Corp Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BrownFormanCorpClMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 36
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Brown-Forman Inc Cl B Non-Vtg Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BrownFormanIncClBNonVtgComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 119
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Brown amp; Brown Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BrownBrownIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 638
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Bruker Corp, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BrukerCorpMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 151
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Brunswick Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BrunswickCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 150
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Builders Firstsource Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BuildersFirstsourceIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 345
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Bunge Global Sa F Common Stock, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BungeGlobalSaFCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 371
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Bwx Technologies Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BwxTechnologiesIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 401
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Bxp Inc, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BxpIncMember
Investment type	REITs
Current value	$ 332
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: C H Robinson Worldwide Inc Com New, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CHRobinsonWorldwideIncComNewMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 584
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Caci Intl Inc Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CaciIntlIncClMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 358
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Caesars Entmt Inc New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CaesarsEntmtIncNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 146
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Camden Ppty Tr Sh Ben Int, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CamdenPptyTrShBenIntMember
Investment type	REITs
Current value	$ 367
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Canyon Clo 2021-4 Fltg Rt 5.10331% Due 10-15-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CanyonClo20214FltgRt5.10331Due10152034Member
Investment type	Corporate debt
Investment, interest rate	5.10331%
Investment, maturity date	Oct. 15, 2034
Current value	$ 1,999
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Capital Group Europacific Growth Trust, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CapitalGroupEuropacificGrowthTrustMember
Investment type	Collective trust funds
Current value	$ 442,716
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Capital Group Growth Fund Of America Trust, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CapitalGroupGrowthFundOfAmericaTrustMember
Investment type	Collective trust funds
Current value	$ 1,506,310
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Capital Group Washington Mutual Investors Trust, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CapitalGroupWashingtonMutualInvestorsTrustMember
Investment type	Collective trust funds
Current value	$ 441,434
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cardinal Hlth Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CardinalHlthIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 754
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Caris Life Sciences Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CarisLifeSciencesIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 10
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Carlisle Companies Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CarlisleCompaniesIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 361
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Carlyle Group Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CarlyleGroupIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 479
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Carmax Auto Owner Fltg Rt 4.34819% Due 07-17-2028, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CarmaxAutoOwnerFltgRt4.34819Due07172028Member
Investment type	Corporate debt
Investment, interest rate	4.34819%
Investment, maturity date	Jul. 17, 2028
Current value	$ 5,173
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Carmax Auto Owner Trust Ser 22-4 Cl A3 5.34% Due 08-16-2027 Reg, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CarmaxAutoOwnerTrustSer224ClA35.34Due08162027RegMember
Investment type	Corporate debt
Investment, interest rate	5.34%
Investment, maturity date	Aug. 16, 2027
Current value	$ 602
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Carmax Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CarmaxIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 175
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Carnival Corp Com Paired, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CarnivalCorpComPairedMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 707
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Carpenter Technology Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CarpenterTechnologyCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 386
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Caseys Gen Stores Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CaseysGenStoresIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 536
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cboe Global Markets Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CboeGlobalMarketsIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 821
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cbre Group Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CbreGroupIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,316
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ccc Intelligent Solutions Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CccIntelligentSolutionsHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 140
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cdw Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CdwCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 511
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Celanese Corp Del Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CelaneseCorpDelComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 143
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Centene Corp Del Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CenteneCorpDelComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 619
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Centerpoint Energy Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CenterpointEnergyIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 774
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Certara Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CertaraIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 35
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cf Inds Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CfIndsHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 386
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cgi Inc 1.45% 09-14-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CgiInc1.4509142026Member
Investment type	Corporate debt
Investment, interest rate	1.45%
Investment, maturity date	Sep. 14, 2026
Current value	$ 3,189
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Charles Riv Laboratories Intl Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CharlesRivLaboratoriesIntlIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 303
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Charter Communications Inc New Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CharterCommunicationsIncNewClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 539
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Chase Auto Owner Tr 2024-5 Nt Cl A-2 144A 4.4% 11-26-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ChaseAutoOwnerTr20245NtClA2144a4.411262027Member
Investment type	Corporate debt
Investment, interest rate	4.40%
Investment, maturity date	Nov. 26, 2027
Current value	$ 260
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Chemed Corp New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ChemedCorpNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 168
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cheniere Energy Inc Com New, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CheniereEnergyIncComNewMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 706
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Choice Hotels Intl Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ChoiceHotelsIntlIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 57
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Chord Energy Corporation Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ChordEnergyCorporationComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 162
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Churchill Downs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ChurchillDownsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 36
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Church amp; Dwight Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ChurchDwightIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 635
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ciena Corp Com New, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CienaCorpComNewMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,021
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cin Fncl Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CinFnclCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 768
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Circle Internet Group Inc. Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CircleInternetGroupInc.ComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 99
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cirrus Logic Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CirrusLogicIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 188
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Citizens Finl Group Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CitizensFinlGroupIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 782
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Clarivate Plc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ClarivatePlcMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 38
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Clean Hbrs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CleanHbrsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 367
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Clearway Energy Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ClearwayEnergyIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 35
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Clearway Energy Inc Cl C Cl C, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ClearwayEnergyIncClCClCMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 83
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cleveland Cliffs, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ClevelandCliffsMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 229
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Clorox Co Common Stock, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CloroxCoCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 381
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cms Energy Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CmsEnergyCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 662
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cna Fncl Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CnaFnclCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 30
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cnh Industrial Nv Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CnhIndustrialNvComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 254
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Coca-Cola Consolidated Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CocaColaConsolidatedIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 212
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cognex Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CognexCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 192
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cognizant Tech Solutions Corp Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CognizantTechSolutionsCorpClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,240
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Coherent Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CoherentCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 887
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Coinbase Global Inc Com Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CoinbaseGlobalIncComClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,407
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Columbia Bkg Sys Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ColumbiaBkgSysIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 255
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Columbia Sportswear Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ColumbiaSportswearCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 44
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Com Alcoa Corporation Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ComAlcoaCorporationComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 426
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Comm Bancshares Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CommBancsharesIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 208
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Conagra Brands Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ConagraBrandsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 254
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Concentrix Corp, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ConcentrixCorpMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 57
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cons Edison Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ConsEdisonIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,109
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Constellation Brands Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ConstellationBrandsIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 607
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Corebridge Finl Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CorebridgeFinlIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 245
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Core amp; Main Inc Com Cl A Com Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CoreMainIncComClaComClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 128
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Corning Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CorningIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 2,107
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Corteva Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CortevaIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,419
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Costar Group Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CostarGroupIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 757
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Coterra Energy Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CoterraEnergyIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 614
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Coty Inc Com Cl A Com Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CotyIncComClaComClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 34
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cousins Pptys Inc, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CousinsPptysIncMember
Investment type	REITs
Current value	$ 133
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Crane Co New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CraneCoNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 280
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Crane Nxt Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CraneNxtCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 71
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Credit Accep Corp Mich Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CreditAccepCorpMichComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 55
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Crocs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CrocsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 133
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Crown Castle Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CrownCastleIncComMember
Investment type	REITs
Current value	$ 1,194
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Crown Castle Intl 3.7% Due 06-15-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CrownCastleIncComMember
Investment type	Corporate debt
Investment, interest rate	3.70%
Investment, maturity date	Jun. 15, 2026
Current value	$ 4,989
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Crown Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CrownHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 369
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cubesmart, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CubesmartMember
Investment type	REITs
Current value	$ 254
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cullen / Frost Bankers Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CullenFrostBankersIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 239
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Cummins Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CumminsIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 2,174
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Curtiss Wright Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CurtissWrightCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 636
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: D R Horton Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DRHortonIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,184
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Darden Restaurants Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DardenRestaurantsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 31
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Darling Ingredients Inc Comstk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DarlingIngredientsIncComstkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 154
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Dayforce Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DayforceIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 299
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Dell Intl L L C/Emc Corp 4.9% 10-01-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DellIntlLLCEmcCorp4.910012026Member
Investment type	Corporate debt
Investment, interest rate	4.90%
Investment, maturity date	Oct. 01, 2026
Current value	$ 1,105
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Delta Air Lines Inc Del Com New Com New, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DeltaAirLinesIncDelComNewComNewMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,394
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Dentsply Sirona Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DentsplySironaIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 71
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Devon Energy Corp New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DevonEnergyCorpNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 710
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Diamondback Energy Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DiamondbackEnergyIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 873
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Dicks Sporting Goods Inc Oc-Com Oc-Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DicksSportingGoodsIncOcComOcComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 384
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Digital Rlty Tr Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DigitalRltyTrIncComMember
Investment type	REITs
Current value	$ 1,648
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Dillards Inc Cl A Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DillardsIncClaComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 54
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Dllad 2024-1 Llc 5.5% Due 08-20-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:Dllad20241Llc5.5Due08202027Member
Investment type	Corporate debt
Investment, interest rate	5.50%
Investment, maturity date	Aug. 20, 2027
Current value	$ 757
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Docusign Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DocusignIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 106
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Dolby Laboratories Inc Cl A Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DolbyLaboratoriesIncClaComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 118
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Dollar Gen Corp New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DollarGenCorpNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 902
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Dollar Tree Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DollarTreeIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 732
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Dominos Pizza Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DominosPizzaIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 282
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Donaldson Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DonaldsonIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 313
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Doubleverify Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DoubleverifyHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 25
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Dover Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DoverCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 818
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Dow Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DowIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 514
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Dropbox Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DropboxIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 116
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Dt Midstream Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DtMidstreamIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 372
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Dte Energy Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DteEnergyCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 831
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Dupont De Nemours Inc Common Stock, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DupontDeNemoursIncCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 522
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Dxc Technology Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:DxcTechnologyCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 86
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: E L F Beauty Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ELFBeautyIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 130
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Eagle Matls Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EagleMatlsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 190
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: East West Bancorp Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EastWestBancorpIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 474
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Eastgroup Pptys Inc Reit, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EastgroupPptysIncReitMember
Investment type	REITs
Current value	$ 290
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Eastman Chem Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EastmanChemCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 226
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ebay Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EbayIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,238
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Edison Intl Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EdisonIntlComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 708
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Elanco Animal Health Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ElancoAnimalHealthIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 344
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Electr Arts Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ElectrArtsComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,584
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Element Solution Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ElementSolutionIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 175
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Elevation Clo Fltg Rt 0% Due 07-25-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ElevationCloFltgRt0Due07252034Member
Investment type	Corporate debt
Investment, interest rate	0.00%
Investment, maturity date	Jul. 25, 2034
Current value	$ 1,499
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ellington Finl Mtg Tr 2022-1 Mtg Pass Thru Ctf Cl A-1 2.206% 01-25-2067, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EllingtonFinlMtgTr20221MtgPassThruCtfClA12.20601252067Member
Investment type	Corporate debt
Investment, interest rate	2.206%
Investment, maturity date	Jan. 25, 2067
Current value	$ 1,846
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Emcor Group Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EmcorGroupIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 549
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Emera Us Fin Lp 3.55% Due 06-15-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EmeraUsFinLp3.55Due06152026Member
Investment type	Corporate debt
Investment, interest rate	3.55%
Investment, maturity date	Jun. 15, 2026
Current value	$ 299
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Encompass Health Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EncompassHealthCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 329
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Entegris Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EntegrisIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 324
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Entergy Corp New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EntergyCorpNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,273
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Envista Hldgs Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EnvistaHldgsCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 113
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Epam Sys Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EpamSysIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 341
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Epr Pptys Com Sh Ben Int Com Sh Ben Int, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EprPptysComShBenIntComShBenIntMember
Investment type	REITs
Current value	$ 117
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Eqt Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EqtCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,031
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Eqty Lifestyle Pptys Inc Reit, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EqtyLifestylePptysIncReitMember
Investment type	REITs
Current value	$ 361
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Eqty Resdntl, Eff 5/15/02 Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EqtyResdntlMember
Investment type	REITs
Current value	$ 738
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Equifax Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EquifaxIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 678
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Esab Corporation Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EsabCorporationComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 196
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Essential Utils Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EssentialUtilsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 334
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Essex Ppty Tr Reit, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EssexPptyTrReitMember
Investment type	REITs
Current value	$ 511
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Estee Lauder Companies Inc Cl A , Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EsteeLauderCompaniesIncClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 794
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Etsy Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EtsyIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 72
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Euronet Worldwide Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EuronetWorldwideIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 90
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Evercore Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EvercoreIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 389
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Everest Group Ltd, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EverestGroupLtdMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 374
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Evergy Inc Com Npv, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EvergyIncComNpvMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 515
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Eversource Energy Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EversourceEnergyComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 775
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Everus Constr Group Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:EverusConstrGroupIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 138
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Exact Sciences Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ExactSciencesCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 556
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Exelixis Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ExelixisIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 68
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Exelon Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ExelonCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,365
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Expand Energy Corp, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ExpandEnergyCorpMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 776
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Expeditors Intl Wash Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ExpeditorsIntlWashIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 621
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Export Dev Cda Fltg Rt 08-01-2028, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ExportDevCdaFltgRt08012028Member
Investment type	Corporate debt
Investment, maturity date	Aug. 01, 2028
Current value	$ 3,006
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Extra Space Storage Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ExtraSpaceStorageIncComMember
Investment type	REITs
Current value	$ 850
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: F N B Corp Pa Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FNBCorpPaComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 186
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: F&G Annuities & Life Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FGAnnuitiesLifeIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 15
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: F5 Inc Com Stk Npv, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:F5IncComStkNpvMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 455
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FANNIE MAE SR 24-103 CL FC FLTG RT 01-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FannieMaeSr24103ClFcFltgRt01252055Member
Investment type	Government debt
Investment, maturity date	Jan. 25, 2055
Current value	$ 816
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FANNIE MAE SR 24-90 CL FB FLTG RT 11-25-2053, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FannieMaeSr2490ClFbFltgRt11252053Member
Investment type	Government debt
Investment, maturity date	Nov. 25, 2053
Current value	$ 2,320
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FANNIE MAE SR 25-18 CL FM FLTG RT 09-25-2054, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FannieMaeSr2518ClFmFltgRt09252054Member
Investment type	Government debt
Investment, maturity date	Sep. 25, 2054
Current value	$ 973
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FANNIE MAE SR 25-95 CL F FLTG RT 12-25-2053, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FannieMaeSr2595ClFFltgRt12252053Member
Investment type	Government debt
Investment, maturity date	Dec. 25, 2053
Current value	$ 1,574
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FANNIE MAE TR SR 24-95 CL KF FLTG 12-25-2054, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FannieMaeTrSr2495ClKfFltg12252054Member
Investment type	Government debt
Investment, maturity date	Dec. 25, 2054
Current value	$ 1,213
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FEDERAL HOME LN MTG CORP SER 005557 CL FM 4.76721% 07-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FederalHomeLnMtgCorpSer005557ClFm4.7672107252055Member
Investment type	Government debt
Investment, interest rate	4.76721%
Investment, maturity date	Jul. 25, 2055
Current value	$ 1,369
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FEDERAL HOME LN MTG CORP SER 005584 CL DF 4.56721% 10-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FederalHomeLnMtgCorpSer005584ClDf4.5672110252055Member
Investment type	Government debt
Investment, interest rate	4.56721%
Investment, maturity date	Oct. 25, 2055
Current value	$ 483
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FEDERAL HOME LN MTG CORP SER 5442 CL FB FLTG 08-25-2054, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FederalHomeLnMtgCorpSer5442ClFbFltg08252054Member
Investment type	Government debt
Investment, maturity date	Aug. 25, 2054
Current value	$ 2,114
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FEDERAL HOME LN MTG CORP SER 5565 CL FA FLTG RT 08-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FederalHomeLnMtgCorpSer5565ClFaFltgRt08252055Member
Investment type	Government debt
Investment, maturity date	Aug. 25, 2055
Current value	$ 1,139
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FEDERAL HOME LN MTG CORP SER 5567 CL FB FLTG RT 08-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FederalHomeLnMtgCorpSer5567ClFbFltgRt08252055Member
Investment type	Government debt
Investment, maturity date	Aug. 25, 2055
Current value	$ 180
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FEDERAL HOME LN MTG CORP SR 5560 CL FB FLTG RT 06-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FederalHomeLnMtgCorpSr5560ClFbFltgRt06252055Member
Investment type	Government debt
Investment, maturity date	Jun. 25, 2055
Current value	$ 1,246
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FEDERAL HOME LN MTG CORP SR 5601 CL F FLTG RT 11-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FederalHomeLnMtgCorpSr5601ClFFltgRt11252055Member
Investment type	Government debt
Investment, maturity date	Nov. 25, 2055
Current value	$ 496
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FEDERAL NATIONAL MORTGAGE ASSOC REMIC TR2024-100 CL-FA VAR 4.76721% 06-25-2054, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FederalNationalMortgageAssocRemicTr2024100ClFaVar4.7672106252054Member
Investment type	Government debt
Investment, interest rate	4.76721%
Investment, maturity date	Jun. 25, 2054
Current value	$ 1,363
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FHLMC SR 5480 CL FG FLTG RT 12-25-2054, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FhlmcSr5480ClFgFltgRt12252054Member
Investment type	Government debt
Investment, maturity date	Dec. 25, 2054
Current value	$ 681
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FHLMC SR 5565 CL FB FLTG 08-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FhlmcSr5565ClFbFltg08252055Member
Investment type	Government debt
Investment, maturity date	Aug. 25, 2055
Current value	$ 988
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FNMA FLTG RT 11-05-2027, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FnmaFltgRt11052027Member
Investment type	Government debt
Investment, maturity date	Nov. 05, 2027
Current value	$ 6,010
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FNMA REMIC TR 2024-101 CL-FB VAR 4.76721% 01-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FnmaRemicTr2024101ClFbVar4.7672101252055Member
Investment type	Government debt
Investment, interest rate	4.76721%
Investment, maturity date	Jan. 25, 2055
Current value	$ 1,756
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FNMA REMIC TR 2024-104 CL-FA VAR 4.71721% 01-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FnmaRemicTr2024104ClFaVar4.7172101252055Member
Investment type	Government debt
Investment, interest rate	4.71721%
Investment, maturity date	Jan. 25, 2055
Current value	$ 820
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FNMA REMIC TR 2025-35 CL-FB VAR 4.66721%05-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FnmaRemicTr202535ClFbVar4.6672105252055Member
Investment type	Government debt
Investment, interest rate	4.66721%
Investment, maturity date	May 25, 2055
Current value	$ 583
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FNMA SR 25-35 CL FM FLTG RT 05-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FnmaSr2535ClFmFltgRt05252055Member
Investment type	Government debt
Investment, maturity date	May 25, 2055
Current value	$ 377
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FNMA SR 25-54 CL FM FLTG RT 07-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FnmaSr2554ClFmFltgRt07252055Member
Investment type	Government debt
Investment, maturity date	Jul. 25, 2055
Current value	$ 824
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FREDDIE MAC MULTICLASS SR 5410 CL FB FLTG RT 05-25-2054, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FreddieMacMulticlasssr5410ClFbfltgRt05252054Member
Investment type	Government debt
Investment, maturity date	May 25, 2054
Current value	$ 1,233
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FREDDIE MAC SER 5508 CL DF FLTG RT 02-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FreddieMacSer5508ClDfFltgRt02252055Member
Investment type	Government debt
Investment, maturity date	Feb. 25, 2055
Current value	$ 1,475
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FREDDIE MAC SER 5508 CL FC FLTG 02-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FreddieMacSer5508ClFcFltg02252055Member
Investment type	Government debt
Investment, maturity date	Feb. 25, 2055
Current value	$ 746
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FREDDIE MAC SR -5544 CL F FLTG RT 06-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FreddieMacSr5544ClFFltgRt06252055Member
Investment type	Government debt
Investment, maturity date	Jun. 25, 2055
Current value	$ 1,340
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FREDDIE MAC SR 5484 CL FA FLTG RT 12-25-2054, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FreddieMacSr5484ClFaFltgRt12252054Member
Investment type	Government debt
Investment, maturity date	Dec. 25, 2054
Current value	$ 1,455
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FREDDIE MAC SR 5493 CL FK FLTG 01-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FreddieMacSr5493ClFkFltg01252055Member
Investment type	Government debt
Investment, maturity date	Jan. 25, 2055
Current value	$ 788
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FREDDIE MAC SR 5500 CL UF FLTG 11-25-2054, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FreddieMacSr5500ClUfFltg11252054Member
Investment type	Government debt
Investment, maturity date	Nov. 25, 2054
Current value	$ 1,294
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FREDDIE MAC SR 5508 CL AF FLTG RT 02-25-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FreddieMacSr5508ClAfFltgRt02252055Member
Investment type	Government debt
Investment, maturity date	Feb. 25, 2055
Current value	$ 2,466
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FREDDIE MAC SR 5513 CL MF FLTG RT 11-25-2054, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FreddieMacSr5513ClMfFltgRt11252054Member
Investment type	Government debt
Investment, maturity date	Nov. 25, 2054
Current value	$ 3,013
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FUT MAR 26 IMMEMINI MDCP, Future Contracts, One
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FutMar26ImmeminiMdcpOneMember
Investment type	Futures contracts
Current value	$ 997,560
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: FUT MAR 26 IMMEMINI MDCP, Future Contracts, Two
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FutMar26ImmeminiMdcpTwoMember
Investment type	Futures contracts
Current value	$ (997,560)
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Factset Resh Sys Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FactsetReshSysIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 315
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Fair Isaac Corporation Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FairIsaacCorporationComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 216
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Fastenal Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FastenalCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 253
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Federal Rlty Invt Tr Com Usd 0.01, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FederalRltyInvtTrcomMember
Investment type	REITs
Current value	$ 260
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ferguson Enterprises Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FergusonEnterprisesIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,240
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Fermi Inc Com Usd0.001, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FermiIncComUsd0.001Member
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 10
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Fidelity Natl Finl Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FidelityNatlFinlIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 435
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Fidelity Natl Information Svcs Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FidelityNatlInformationSvcsIncComstkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,082
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Fifth Third Bank, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FifthThirdBankMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 343
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Figure Technology Solutions Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FigureTechnologySolutionsIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 36
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: First Amern Finl Corp Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FirstAmernFinlCorpComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 190
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: First Ctzns Bancshares Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FirstCtznsBancsharesIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 601
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: First Hawaiian Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FirstHawaiianIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 100
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: First Horizon Corporation Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FirstHorizoncorporationComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 368
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: First Solar Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FirstSolarIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 821
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Firstenergy Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FirstenergyCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 764
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Five Below Inc Com Usd0.01, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FiveBelowIncComUsd0.01Member
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 313
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Flex Ltd Com Usd0.01, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FlexLtdComUsd0.01Member
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 695
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Floor & Decor Hldgs Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FloorDecorHldgsIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 138
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Flowers Foods Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FlowersFoodsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 66
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Flowserve Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FlowserveCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 284
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Flutter Entertainment Plc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FlutterEntertainmentPlcMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 182
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Fmc Corp Com (New), Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FmcCorpComNewMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 54
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ford Cr Auto Lease Tr 2024-B Sr 24-B Cl A2B Fltg Rt 02-15-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FordCrAutoLeaseTr2024BSr24BClA2bFltgRt02152027Member
Investment type	Corporate debt
Investment, maturity date	Feb. 15, 2027
Current value	$ 337
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ford Cr Auto Owner 5.4% Due 04-15-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FordCrAutoOwner5.4Due04152027Member
Investment type	Corporate debt
Investment, interest rate	5.40%
Investment, maturity date	Apr. 15, 2027
Current value	$ 743
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ford Motor Credi Co Llc 5.8% 03-05-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FordMotorCreditCoLlc5.803052027Member
Investment type	Corporate debt
Investment, interest rate	5.80%
Investment, maturity date	Mar. 05, 2027
Current value	$ 2,835
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ford Mtr Co, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FordMtrCoMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,579
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ford Mtr Cr Co Llc 5.125% 11-05-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FordMotorCreditCoLlc5.12511052026Member
Investment type	Corporate debt
Investment, interest rate	5.125%
Investment, maturity date	Nov. 05, 2026
Current value	$ 2,916
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Fortive Corp Com Mon Stock, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FortiveCorpComMonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 539
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Fortune Brands Innovations Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FortuneBrandsInnovationsIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 186
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Fox Corp Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FoxCorpClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 477
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Fox Corp Cl B Cl B, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FoxCorpClBClBMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 305
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Freedom Hldg Corp Com New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FreedomHldgCorpComNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 12
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Freshpet Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FreshpetIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 64
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Frkln Res Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FrklnResIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 227
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Frontier Airlines, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FrontierAirlinesMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 286
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Fti Consulting Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:FtiConsultingIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 166
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: GNMA 2016-H17 MTG PASS THRU CTF CL MX FC08-20-2066, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:Gnma2016H17MtgPassThruCtfClMxFc08202066Member
Investment type	Government debt
Investment, maturity date	Aug. 20, 2066
Current value	$ 159
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: GNMA 2016-H20 REMIC PASSTHRU CTF CL MX-PT 09-20-2066, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:Gnma2016H20RemicPassthruCtfClmxPt09202066Member
Investment type	Government debt
Investment, maturity date	Sep. 20, 2066
Current value	$ 371
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: GNMA REMIC PASSTHRU SER 2016-H11 CLS F 05-20-2066, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GnmaRemicPassthruSer2016H11ClsF05202066Member
Investment type	Government debt
Investment, maturity date	May 20, 2066
Current value	$ 29
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: GNMA SR 23-H22 CL FB FLTG RT 09-20-2073, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GnmaSr23H22ClFbFltgRt09202073Member
Investment type	Government debt
Investment, maturity date	Sep. 20, 2073
Current value	$ 2,858
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: GNMA SR 25-98 CL GF FLTG RT 06-20-2055, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GnmaSr2598ClGfFltgRt06202055Member
Investment type	Government debt
Investment, maturity date	Jun. 20, 2055
Current value	$ 885
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: GNMA SR 25-H20 CL FA FLTG RT 09-20-2075, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GnmaSr25H20ClFaFltgRt09202075Member
Investment type	Government debt
Investment, maturity date	Sep. 20, 2075
Current value	$ 251
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: GNMA SR 25-H22 CL F FLTG RT 10-20-2075, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GnmaSr25H22ClFFltgRt10202075Member
Investment type	Government debt
Investment, maturity date	Oct. 20, 2075
Current value	$ 250
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Gamestop Corp New Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GamestopCorpNewClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 257
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Gaming amp; Leisure Pptys Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GamingLeisurePptysIncComMember
Investment type	REITs
Current value	$ 374
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Gap Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GapIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 179
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Garmin Ltd Common Stock, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GarminLtdCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,019
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Gates Indl Corp Pl Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GatesIndlCorpPlComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 169
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Gci Liberty Inc Com Ser C, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GciLibertyIncComSerCMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 31
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Gci Liberty Inc Ser A Gci Group Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GciLibertyIncSerGciGroupComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 4
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ge Healthcare Technologies Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GeHealthcareTechnologiesIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,152
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Gen Digital Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GenDigitalIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 412
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Generac Hldgs Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GeneracHldgsIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 248
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: General Mills Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GeneralMillsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 784
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Genpact Limited Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GenpactLimitedComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 233
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Gentex Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GentexCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 163
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Genuine Parts Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GenuinePartsCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 526
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Global Pmts Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GlobalPmtsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 576
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Globalfoundries Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GlobalfoundriesIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 110
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Globant Sa, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GlobantSaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 79
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Globe Life Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GlobeLifeIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 361
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Globus Med Inc Cl A New Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GlobusMedIncClNewComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 306
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Gm Finl Automobile Leasing Tr Sr 25-1 A2B Flrg Rt 05-20-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GmFinlAutomobileLeasingTrSr251A2bFltg05202027Member
Investment type	Corporate debt
Investment, maturity date	May 20, 2027
Current value	$ 290
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Goldman Sachs Bank Usa Fltg Rt 03-18-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GoldmanSachsBankUsaFltgRt03182027Member
Investment type	Corporate debt
Investment, maturity date	Mar. 18, 2027
Current value	$ 2,903
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Goldman Sachs Group Inc Due 03-09-2027/03-09-2026 Reg, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GoldmanSachsGroupIncDue0309202703092026RegMember
Investment type	Corporate debt
Current value	$ 1,401
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Graco Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GracoIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 421
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Grainger W W Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GraingerWWIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 200
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Grand Canyon Ed Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GrandCanyonEdIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 100
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Graphic Packaging Hldg Co Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GraphicPackagingHldgCoComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 136
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Gs Mtg Backed Secs 4.54728% Due 01-25-2052, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GsMtgBackedSecs4.54728Due01252052Member
Investment type	Corporate debt
Investment, interest rate	4.54728%
Investment, maturity date	Jan. 25, 2052
Current value	$ 2,159
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Gwamp;K Small-Mid Cap Core Equity Fund, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GwKSmallMidCapCoreEquityFundMember
Investment type	Collective trust funds
Current value	$ 159,818
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Gxo Logistics Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GxoLogisticsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 182
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Halliburton Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HalliburtonCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 739
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hamilton Lane Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HamiltonLaneIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 59
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hanover Ins Group Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HanoverInsGroupIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 198
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Harley Davidson Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HarleyDavidsonComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 69
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hasbro Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HasbroIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 337
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hayward Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HaywardHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 95
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hca Inc 5.25% Due 06-15-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HcaInc5.25Due06152026Member
Investment type	Corporate debt
Investment, interest rate	5.25%
Investment, maturity date	Jun. 15, 2026
Current value	$ 1,201
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hca Inc 5.375% Due 09-01-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HcaInc5.375Due09012026Member
Investment type	Corporate debt
Investment, interest rate	5.375%
Investment, maturity date	Sep. 01, 2026
Current value	$ 1,002
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Healthcare Realty Trust Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HealthcareRealtyTrustIncComMember
Investment type	REITs
Current value	$ 173
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Healthpeak Op Llc, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HealthpeakOpLlcMember
Investment type	REITs
Current value	$ 346
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Henry Schein Inc Common Stock, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HenryScheinIncCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 246
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hershey Company Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HersheyCompanyComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 721
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hewlett Packard Enterprise Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HewlettPackardEnterpriseCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 973
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hexcel Corp New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HexcelCorpNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 180
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hf Sinclair Corporation Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HfSinclairCorporationComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 199
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Highwoods Pptys Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HighwoodsPptysIncComMember
Investment type	REITs
Current value	$ 84
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hologic Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HologicIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 516
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hormel Foods Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HormelFoodsCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 212
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Host Hotels amp; Resorts Inc Reit, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HostHotelsResortsIncReitMember
Investment type	REITs
Current value	$ 376
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Houlihan Lokey Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HoulihanLokeyIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 184
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Howard Hughes Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HowardHughesHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 76
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hp Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HpIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 648
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hubbell Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HubbellIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 730
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Humana Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HumanaIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 953
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hunt J B Trans Svcs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HuntJBTransSvcsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 465
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Huntington Bancshares Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HuntingtonBancsharesIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 831
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Huntington Ingalls Inds Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HuntingtonIngallsIndsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 413
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Huntsman Corp Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HuntsmanCorpComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 50
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hyatt Hotels Corp Com Cl A Com Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HyattHotelsCorpComClaComClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 202
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hyundai Auto Lease Fltg Rt 4.04819%, DUE 01-18-2028, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HyundaiAutoLeaseFltgRt4.04819Due01182028Member
Investment type	Corporate debt
Investment, interest rate	4.04819%
Investment, maturity date	Jan. 18, 2028
Current value	$ 2,500
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hyundai Cap Amer Var Rt 4.727649%, DUE 03-19-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HyundaiCapAmerVarRt4.727649Due03192027Member
Investment type	Corporate debt
Investment, interest rate	4.72765%
Investment, maturity date	Mar. 19, 2027
Current value	$ 2,639
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Hyundai Cap Amer Var Rt 5.164638%, DUE 01-08-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HyundaiCapAmerVarRt5.164638Due01082027Member
Investment type	Corporate debt
Investment, interest rate	5.16464%
Investment, maturity date	Jan. 08, 2027
Current value	$ 1,381
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Iac Inc Com New, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:IacIncComNewMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 79
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Idacorp Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:IdacorpIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 212
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Idex Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:IdexCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 416
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Illumina Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:IlluminaIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 634
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Incyte Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:IncyteCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 358
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ingersoll Rand Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:IngersollRandIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 973
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ingram Micro Hldg Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:IngramMicroHldgCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 11
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ingredion Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:IngredionIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 217
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Insmed Inc Com , Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:InsmedIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 71
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Intl Flavors amp; Fragrances Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:IntlFlavorsFragrancesIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 528
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Intl Paper Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:IntlPaperCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 639
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Invesco Ltd Com Stk , Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:InvescoLtdComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 296
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Invitation Homes Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:InvitationHomesIncComMember
Investment type	REITs
Current value	$ 527
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ionis Pharmaceuticals Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:IonisPharmaceuticalsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 32
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ipg Photonics Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:IpgPhotonicsCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Iqvia Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:IqviaHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,173
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Iridium Communications Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:IridiumCommunicationsIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 45
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Iron Mtn Inc New Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:IronMtnIncNewComMember
Investment type	REITs
Current value	$ 754
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Itt Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:IttIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 452
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Jabil Inc Com , Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:JabilIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 258
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Jack Henry amp; Assoc Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:JackHenryAssocIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 406
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Jacobs Solutions Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:JacobsSolutionsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 488
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: James Hardie Industries Plc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:JamesHardieIndustriesPlcComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 34
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Janus Henderson Group Plc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:JanusHendersonGroupPlcMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 181
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Jazz Pharmaceuticals Plc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:JazzPharmaceuticalsPlcComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 305
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Jefferies Finl Group Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:JefferiesFinlGroupIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 222
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Jones Lang Lasalle Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:JonesLangLasalleIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 357
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Kbr Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:KbrIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 144
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Kemper Corp Del Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:KemperCorpDelComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 79
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Kenvue Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:KenvueIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,010
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Keycorp New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:KeycorpNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 603
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Keysight Technologies Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:KeysightTechnologiesIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,074
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Kilroy Rlty Corp Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:KilroyRltyCorpComMember
Investment type	REITs
Current value	$ 134
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Kimco Realty Corporation, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:KimcoRealtyCorporationMember
Investment type	REITs
Current value	$ 416
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Kinder Morgan Inc Del Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:KinderMorganIncDelComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,652
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Kirby Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:KirbyCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 191
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Knight-Swift Transn Hldgs Inc Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:KnightSwiftTransnHldgsIncClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 253
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Kraft Heinz Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:KraftHeinzCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 640
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Kroger Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:KrogerCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,177
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Kyndryl Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:KyndrylHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 177
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: L3Harris Technologies Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:L3harrisTechnologiesIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,688
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Labcorp Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LabcorpHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 649
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Lamb Weston Hldgs Inc Com Usd5, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LambWestonHldgsIncComUsd5Member
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 175
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Landstar Sys Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LandstarSysIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 156
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Lattice Semiconductor Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LatticeSemiconductorCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 46
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Lear Corp Com New Com New, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LearCorpComNewComNewMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 183
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Leidos Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LeidosHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 712
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Lennar Corp Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LennarCorpClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 654
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Lennar Corp Cl B Cl B, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LennarCorpClBClBMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 24
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Leonardo Drs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LeonardoDrsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 50
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Liberty Broadband Corp Com Ser A Com Sera, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LibertyBroadbandCorpComSeraComSeraMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 12
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Liberty Broadband Corp Com Ser C Com Serc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LibertyBroadbandCorpComSerCComSercMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 141
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Liberty Global Ltd. Com Usd 0.01 Class C, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LibertyGlobalLtd.ComUsd0.01ClassCMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 50
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Liberty Global Ltd. Common Stock, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LibertyGlobalLtd.CommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 51
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Liberty Live Hldgs Inc Com Ser A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LibertyLiveHldgsIncComSeraMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 49
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Liberty Live Hldgs Inc Ser C , Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LibertyLiveHldgsIncSerCMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 119
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Liberty Media Corp Ser A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LibertyMediaCorpSeraMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 39
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Liberty Media Corp Ser C, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LibertyMediaCorpSerCMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 446
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Lincoln Elec Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LincolnElecHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 403
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Lincoln Natl Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LincolnNatlCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 233
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Lineage Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LineageIncComMember
Investment type	REITs
Current value	$ 78
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Lithia Mtrs Inc Com Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LithiaMtrsIncComClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 232
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Littelfuse Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LittelfuseIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 192
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Lkq Corp Com Lkq Corp, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LkqCorpComLkqCorpMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 240
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Llyods Banking Group Plc 5.985% Due 08-07-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LloydsBankingGroup5.985Due08072027Member
Investment type	Corporate debt
Investment, interest rate	5.985%
Investment, maturity date	Aug. 07, 2027
Current value	$ 3,337
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Loar Holdings Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LoarHoldingsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 9
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Loews Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LoewsCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 552
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Louisiana-Pacific Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LouisianaPacificCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 158
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Lucid Group Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LucidGroupIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 42
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Lululemon Athletica Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LululemonAthleticaIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 283
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Lumentum Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LumentumHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 742
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Lyft Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LyftIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 193
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Lyondellbasell Ind N V Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:LyondellbasellIndNVComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 343
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Macom Technology Solutions Holdings Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MacomTechnologySolutionsHoldingsIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 253
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Macys Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MacysIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 181
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Madison Square Garden Sports Corp, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MadisonSquareGardenSportsCorpMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 127
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Manpowergroup Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ManpowergroupIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 42
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Maplebear Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MaplebearIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 239
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Marathon Pete Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MarathonPeteCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,531
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Markel Group Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MarkelGroupIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 660
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Marketaxess Hldgs Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MarketaxessHldgsIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 208
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Martin Marietta Matls Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MartinMariettaMatlsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,155
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Masco Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MascoCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 415
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Mastec Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MastecIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 330
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Matador Res Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MatadorResCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 149
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Match Group Inc New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MatchGroupIncNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 238
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Mattel Inc Com Stock, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MattelIncComStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 190
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Mc Cormick amp; Co Inc Com Non-Vtg, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:McCormickCoIncComNonVtgMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 524
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Mdu Res Group Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MduResGroupIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 127
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Medical Pptys Tr Inc Com Reit, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MedicalPptysTrIncComReitMember
Investment type	REITs
Current value	$ 77
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Mercedes-Benz Auto Lease Trust Sr 24-B Cl A2B Fltg Rt 12-15-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MercedesBenzAutoLeaseTrustSr24BClA2bFltgRt12152026Member
Investment type	Corporate debt
Investment, maturity date	Dec. 15, 2026
Current value	$ 394
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Mettler-Toledo Intl Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MettlerToledoIntlIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 888
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Mfa 2020-Nqm2 Tr 1.381% Due 04-25-2065, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:Mfa2020Nqm2Tr1.381Due04252065Member
Investment type	Corporate debt
Investment, interest rate	1.381%
Investment, maturity date	Apr. 25, 2065
Current value	$ 160
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Mgic Invt Corp Wis Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MgicInvtCorpWisComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 198
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Mgm Resorts International Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MgmResortsInternationalComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 231
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Microchip Technology Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MicrochipTechnologyIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,041
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Mid-Amer Apt Cmntys Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MidAmerAptCmntysIncComMember
Investment type	REITs
Current value	$ 500
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Middleby Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MiddlebyCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 233
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Millicom International Cellular Com , Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MillicomInternationalCellularComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 179
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Millrose Properties Inc. Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MillrosePropertiesInc.ComMember
Investment type	REITs
Current value	$ 141
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Mks Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MksIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 336
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Moderna Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ModernaIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 326
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Mohawk Inds Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MohawkIndsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 172
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Molina Healthcare Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MolinaHealthcareIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 124
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Molson Coors Beverage Company Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MolsonCoorsBeverageCompanyComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 242
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Mongodb Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MongodbIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 932
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Morgan Stanley Bank 5.05%, Due 01-28-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MorganStanley5.05Due01282027Member
Investment type	Corporate debt
Investment, interest rate	5.05%
Investment, maturity date	Jan. 28, 2027
Current value	$ 3,002
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Morgan Stanley Bank Frn 10-15-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MorganStanleyBankFrn10152027Member
Investment type	Corporate debt
Investment, maturity date	Oct. 15, 2027
Current value	$ 6,012
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Morningstar Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MorningstarIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 52
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Mosaic Co/The, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MosaicCoTheMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 238
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Mp Materials Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MpMaterialsCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 205
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Msa Safety Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MsaSafetyIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 178
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Msc Indl Direct Inc Cl A Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MscIndlDirectIncClaComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 115
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Msci Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MsciIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 660
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Mueller Inds Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MuellerIndsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 385
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: M amp; T Bk Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:MTBkCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 957
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Nasdaq Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NasdaqIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,366
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: National Storage Affiliates Tr Com Shs, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NationalStorageAffiliatesTrComShsMember
Investment type	REITs
Current value	$ 62
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Natl Fuel Gas Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NatlFuelGasCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 222
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Natwest Group Plc 5.847%, Due 03-02-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NatwestGroupPlc5.847Due03022027Member
Investment type	Corporate debt
Investment, interest rate	5.847%
Investment, maturity date	Mar. 02, 2027
Current value	$ 2,005
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Navesink Clo 2 Ltd / Navesink Clo 2 4.86219%, Due 01-15-2036, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NavesinkClo2LtdNavesinkClo24.8621901152036Member
Investment type	Corporate debt
Investment, interest rate	4.86219%
Investment, maturity date	Jan. 15, 2036
Current value	$ 900
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Navient Private Ed Ln Tr 2020-I 4.77413% Due 04-15-2069, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NavientPrivateEdLnTr2020I4.7741304152069Member
Investment type	Corporate debt
Investment, interest rate	4.77413%
Investment, maturity date	Apr. 15, 2069
Current value	$ 921
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ncino Inc New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NcinoIncNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 74
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Netapp Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NetappIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 398
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Neurocrine Biosciences Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NeurocrineBiosciencesIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 61
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: New York Times Co Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NewYorkTimesCoClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 344
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Newell Brands Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NewellBrandsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 48
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Newmarket Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NewmarketCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 120
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: News Corp Com Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NewsCorpComClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 304
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: News Corp Com Cl B, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NewsCorpComClBMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 115
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Nexstar Media Group Inc Common Stock, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NexstarMediaGroupIncCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 165
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Niq Global Intelligence Plc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NiqGlobalIntelligencePlcMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 12
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Nisource Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NisourceIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 602
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Nnn Reit Inc, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NnnReitIncMember
Investment type	REITs
Current value	$ 231
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Nomura Hldgs Inc 5.709%, Due 01-09-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NomuraHoldingsInc5.70901092026Member
Investment type	Corporate debt
Investment, interest rate	5.709%
Investment, maturity date	Jan. 09, 2026
Current value	$ 4,801
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Nordson Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NordsonCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 394
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Northern Tr Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NorthernTrCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 797
Investment party-in-interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Northern Trust Collective Msci Acwii Ex-U.S. Index Fund, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NorthernTrustCollectiveMsciAcwiExU.s.IndexFundMember
Investment type	Collective trust funds
Current value	$ 229,531
Investment party-in-interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Northern Trust Collective Short Term Investment Fund, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NorthernTrustCollectiveShortTermInvestmentFundMember
Investment type	Collective trust funds
Current value	$ 17,255
Investment party-in-interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Norwegian Cruise Line Hldgs Ltd Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NorwegianCruiseLineHldgsLtdComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 30
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Nov Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NovIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 170
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Nucor Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NucorCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,154
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Nutanix Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NutanixIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 313
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Nvent Electric Plc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NventElectricPlcComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 503
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Nvr Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NvrIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 613
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Obx 2022-Nqm1 Tr Mtg Backed Nt Cl A-1 144A 2.305% 11-25-2061, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:Obx2022Nqm1TrMtgBackedNtClA1144a2.3050000667611252061Member
Investment type	Corporate debt
Investment, interest rate	2.305%
Investment, maturity date	Nov. 25, 2061
Current value	$ 1,698
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Obx 2022-Nqm2 Tr Var Rt 2.783% Due 01-25-2062, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:Obx2022Nqm2TrVarRt2.783Due01252062Member
Investment type	Corporate debt
Investment, interest rate	2.783%
Investment, maturity date	Jan. 25, 2062
Current value	$ 552
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Occidental Petroleum Corp, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OccidentalPetroleumCorpMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 895
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Oge Energy Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OgeEnergyCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 267
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Okta Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OktaIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 271
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Old Dominion Freight Line Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OldDominionFreightLineIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 841
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Old Republic International Corp Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OldRepublicInternationalCorpComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 321
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Olin Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OlinCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 74
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ollies Bargain Outlet Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OlliesBargainOutletHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 207
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Omega Healthcare Invs Inc Reit, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OmegaHealthcareInvsIncReitMember
Investment type	REITs
Current value	$ 406
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Omnicom Group Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OmnicomGroupIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 799
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: On Semiconductor Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OnSemiconductorCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 684
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Onemain Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OnemainHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 254
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Oneok Inc 4.25% 09-24-2027,
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OneokInc4.2509242027Member
Investment type	Corporate debt
Investment, interest rate	4.25%
Investment, maturity date	Sep. 24, 2027
Current value	$ 1,204
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Oneok Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OneokIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,422
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Onto Innovation Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OntoInnovationIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 184
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ord Shs, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OrdShsMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 32
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Organon amp; Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OrganonCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 58
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Oshkosh Corporation, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OshkoshCorporationMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 251
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Otis Worldwide Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OtisWorldwideCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,056
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ovintiv Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OvintivIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 308
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Owens Corning New Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:OwensCorningNewComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 286
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PIMCO SHORT-TERM FLOATING NAV PORTFOLIO II, Private 40-Act Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PimcoShortTermFloatingNavPortfolioIiMember
Investment type	Private 40-Act mutual funds
Current value	$ 398,213
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL BAIN CAPITAL CREDIT CLO LIMITED SR 20-2A CL ARR FLTG RT 07-19-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplBainCapitalCreditCloLimitedSr202aClArrFltgRt07192034Member
Investment type	Corporate debt
Investment, maturity date	Jul. 19, 2034
Current value	$ 3,101
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL BAIN CAPITAL CREDIT CLO LTD SR 21-3A AR FLTG RT 07-24-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplBainCapitalCreditCloLtdSr213aArFltgRt07242034Member
Investment type	Corporate debt
Investment, maturity date	Jul. 24, 2034
Current value	$ 250
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL BANQUE FED CRED MUTUEL FLTG RT 01-23-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplBanqueFedCredMutuelFltgRt01232027Member
Investment type	Corporate debt
Investment, maturity date	Jan. 23, 2027
Current value	$ 1,408
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL BLUEMOUNTAIN CLO LTD SR 22-34A CL AR FLTG RT 04-20-2035, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplBluemountainCloLtdSr2234aClArFltgRt04202035Member
Investment type	Corporate debt
Investment, maturity date	Apr. 20, 2035
Current value	$ 300
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL BMW US CAP LLC FLTG 08-11-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplBmwUsCapLlcFltg08112027Member
Investment type	Corporate debt
Investment, maturity date	Aug. 11, 2027
Current value	$ 2,005
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL BMW US CAPITAL LLC FLTG RT 144A 03-19-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplBmwUsCapLlcFltgRt144a03192027Member
Investment type	Corporate debt
Investment, maturity date	Mar. 19, 2027
Current value	$ 402
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL CITIZENS AUTO RECEIVABLES TR TR 2024-2 SER 24-2 CL A3 5.33% 08-15-2028, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplCitizensAutoReceivablesTrTr20242Ser242ClA35.3308152028Member
Investment type	Corporate debt
Investment, interest rate	5.33%
Investment, maturity date	Aug. 15, 2028
Current value	$ 333
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL CMO COLT 2021-4 MTG LN TR MTG PASSTHRU CTF CL A-1 10-25-2066, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplCmoColt20214MtgLnTrMtgPassthruCtfClA110252066Member
Investment type	Corporate debt
Investment, maturity date	Oct. 25, 2066
Current value	$ 1,590
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL CQS US CLO LTD SER 21-1A CL AR FLTG 01-20-2035, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplCqsUsCloLtdSer211aClArFltg01202035Member
Investment type	Corporate debt
Investment, maturity date	Jan. 20, 2035
Current value	$ 2,002
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL CREDIT AGRICOLE S A LONDON BRH 1.247% 01-26-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplCreditAgricoleSLondonBrh1.24701262027Member
Investment type	Corporate debt
Investment, interest rate	1.247%
Investment, maturity date	Jan. 26, 2027
Current value	$ 998
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL GPMT 2021-FL3 LTD/GPMT 2021-FL3 LLC SR SECD NT CL A FLTG 07-16-2035, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplGpmt2021Fl3LtdGpmt2021Fl3llcSrSecdNtClFltg07162035Member
Investment type	Corporate debt
Investment, maturity date	Jul. 16, 2035
Current value	$ 132
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL GUGGENHEIM CLO LTD SR 22-2A CL A1R FLTG RT 01-15-2035, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplGuggenheimCloLtdSr222aClAirFltgRt01152035Member
Investment type	Corporate debt
Investment, maturity date	Jan. 15, 2035
Current value	$ 1,000
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL JACKSON NATL LIFE GLOBAL 4.9% 01-13-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplJacksonNatlLifeGlobal4.901132027Member
Investment type	Corporate debt
Investment, interest rate	4.90%
Investment, maturity date	Jan. 13, 2027
Current value	$ 1,210
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL KKR FINANCIAL CLO LTD SR 42A CL ARFLTG RT 07-20-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplKkrFinancialCloLtdSr42aClArfltgRt07202034Member
Investment type	Corporate debt
Investment, maturity date	Jul. 20, 2034
Current value	$ 2,000
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL KOMMUNALBANKEN AS FLTG RT 06-25-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplKommunalbankenAsFltgRt06252027Member
Investment type	Corporate debt
Investment, maturity date	Jun. 25, 2027
Current value	$ 8,006
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL LCM 31 LTD SR SECD NT CL A-R FLTG 07-20-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplLcm31LtdSrSecdNtClARFltg07202034Member
Investment type	Corporate debt
Investment, maturity date	Jul. 20, 2034
Current value	$ 1,101
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL MADISON PK FDG SER 21-49A CL AR FLTG 10-19-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplMadisonPkFdgSer2149aClArFltg10192034Member
Investment type	Corporate debt
Investment, maturity date	Oct. 19, 2034
Current value	$ 998
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL MF1 MULTIFAMILY HOUSING MORTGAGE CO SER 21-FL7 CL A FLTG RT DUE 10-18-2036, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplMf1MultifamilyHousingMortgageCoSer21Fl7ClFltgRtDue10182036Member
Investment type	Corporate debt
Investment, maturity date	Oct. 18, 2036
Current value	$ 1,000
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL NAVIENT PRIVATE ED REFI LN TR 2021-G CL A 1.58% DUE 04-15-2070 BEO, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplNavientPrivateEdRefiLnTr2021GCl1.58Due04152070BeoMember
Investment type	Corporate debt
Investment, interest rate	1.58%
Investment, maturity date	Apr. 15, 2070
Current value	$ 1,083
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL NAVIENT PRIVATE ED REFI LN TR SRS 20-HA CL A 1.31% DUE 01-15-2069, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplNavientPrivateEdRefiLnTrSrs20Hacla1.31Due01152069Member
Investment type	Corporate debt
Investment, interest rate	1.31%
Investment, maturity date	Jan. 15, 2069
Current value	$ 445
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL NAVIENT STUDENT LN TR 2014-1 SR 22-A CL A 2.23% 07-15-2070, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplNavientStudentLnTr20141Sr22ACl2.2307152070Member
Investment type	Corporate debt
Investment, interest rate	2.23%
Investment, maturity date	Jul. 15, 2070
Current value	$ 824
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL NELNET STUDENT LN TR FLTG RT SER 19-2A CL A 06-27-2067 BEO, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplNelnetStudentLnTrFltgRtSer192aCl06272067BeoMember
Investment type	Corporate debt
Investment, maturity date	Jun. 27, 2067
Current value	$ 959
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL NISSAN MTR ACCEP CO LLC NT 1.85% 09-16-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplNissanMtrAccepCoLlcNt1.8509162026Member
Investment type	Corporate debt
Investment, interest rate	1.85%
Investment, maturity date	Sep. 16, 2026
Current value	$ 878
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL NTT FIN CORP 03/04/2026 1.162% DUE04-03-2026/03-03-2021 BEO, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplNttFinCorp030420261.162Due0403202603032021BeoMember
Investment type	Corporate debt
Investment, interest rate	1.162%
Investment, maturity date	Apr. 03, 2026
Current value	$ 3,970
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL OCEAN TRAILS CLO SR 21-11A CL AR FRN 07-20-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplOceanTrailsCloSr2111aClArFrn007202034Member
Investment type	Corporate debt
Investment, maturity date	Jul. 20, 2034
Current value	$ 1,098
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL OCTAGON LTD SR 22-1A CL A1R FLTG RT 07-21-2035, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplOctagonLtdSr221aClAirFltgRt07212035Member
Investment type	Corporate debt
Investment, maturity date	Jul. 21, 2035
Current value	$ 2,200
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL PARALLEL LTD SR 21-1A CL AR FLTG RT 07-15-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplParallelLtdSr211aClArFltgRt07152034Member
Investment type	Corporate debt
Investment, maturity date	Jul. 15, 2034
Current value	$ 2,598
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL POST CLO LTD 21-1A AR FLTG RATE DUE 10-15-2034 BEO, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplPostCloLtd211aArFltgRateDue10152034BeoMember
Investment type	Corporate debt
Investment, maturity date	Oct. 15, 2034
Current value	$ 1,999
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL REGATTA XVI FUNDING LTD SR 19-2A CL A1R FLTG RT 01-15-2033, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplRegattaXviFundingLtdSr192aClA1rFltgRt01152033Member
Investment type	Corporate debt
Investment, maturity date	Jan. 15, 2033
Current value	$ 3,375
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL RELIANCE STD LIFE GLOBAL FDG II 1.512% 09-28-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplRelianceStdLifeGlobalFdgIi1.51209282026Member
Investment type	Corporate debt
Investment, interest rate	1.512%
Investment, maturity date	Sep. 28, 2026
Current value	$ 5,137
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL RGA GLOBAL FDG 2.0% 11-30-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplRgaGlobalFdg2.011302026Member
Investment type	Corporate debt
Investment, interest rate	2.00%
Investment, maturity date	Nov. 30, 2026
Current value	$ 491
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL ROCKFORD TOWER CLO LTD SR22-1A CL A1R VAR RT 07-20-2035, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplRockfordTowerCloLtdSr221aClA1rVarRt07202035Member
Investment type	Corporate debt
Investment, maturity date	Jul. 20, 2035
Current value	$ 500
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL ROMARK CLO LTD 2021-4 SR 21-4A CL A1R FLTG 07-10-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplRomarkCloLtd20214Sr214aClA1rFltg07102034Member
Investment type	Corporate debt
Investment, maturity date	Jul. 10, 2034
Current value	$ 2,000
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL SBA TOWER TR 4.831% 10-15-2029, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplSbaTowerTr4.83110152029Member
Investment type	Corporate debt
Investment, interest rate	4.831%
Investment, maturity date	Oct. 15, 2029
Current value	$ 1,410
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL SHACKLETON CLO LTD SR 19-14A CL A1R FLTG RT 07-20-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplShackletonCloLtdSr1914aClA1rFltgRt07202034Member
Investment type	Corporate debt
Investment, maturity date	Jul. 20, 2034
Current value	$ 1,701
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL SILVER ROCK CLO LTD 2021-2 SR 21-2A L AR FTG RT 01-20-2035, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplSilverRockCloLtd20212Sr212aLArFtgRt01202035Member
Investment type	Corporate debt
Investment, maturity date	Jan. 20, 2035
Current value	$ 999
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL SYMPHONY CLO LTD SR 20-22A CL A1ARFLTG RT 04-18-2033, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplSymphonyCloLtdSr2022aClA1arfltgRt04182033Member
Investment type	Corporate debt
Investment, maturity date	Apr. 18, 2033
Current value	$ 839
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL SYMPHONY CLO LTD SR 21-25A CL AR FLTG RT 04-19-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplSymphonyCloLtdSr2125aClArFltgRt04192034Member
Investment type	Corporate debt
Investment, maturity date	Apr. 19, 2034
Current value	$ 500
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL THAYER PK CLO LTD SER 17-1A CL A1RR FLTG 04-20-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplThayerPkCloLtdSer171aClA1rrFltg04202034Member
Investment type	Corporate debt
Investment, maturity date	Apr. 20, 2034
Current value	$ 1,298
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL TOWD POINT MORTGAGE TRUST SER 21-1 CL A1 VAR 11-25-2061, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplTowdPointMortgageTrustSer211ClA1Var11252061Member
Investment type	Corporate debt
Investment, maturity date	Nov. 25, 2061
Current value	$ 1,236
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL TOYOTA LEASE OWNER TRUST SR 24-B CL A2B FLTG RT 02-22-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplToyotaLeaseOwnerTrustSr24BClA2bFltgRt02222027Member
Investment type	Corporate debt
Investment, maturity date	Feb. 22, 2027
Current value	$ 182
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL TRINITAS CLO LTD SER 17-7A CL A1R2 FLTG RT 01-25-2035, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplTrinitasCloLtdSer177aClA1r2FltgRt01252035Member
Investment type	Corporate debt
Investment, maturity date	Jan. 25, 2035
Current value	$ 999
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL TTRALEE CLO LTD SER 18-5A CL A1RR FLTG 10-20-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplTtraleeCloLtdSer185aClA1rrFltg10202034Member
Investment type	Corporate debt
Investment, maturity date	Oct. 20, 2034
Current value	$ 899
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL UBS GROUP AG 1.305% 02-02-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplUbsGroupAg1.30502022027Member
Investment type	Corporate debt
Investment, interest rate	1.305%
Investment, maturity date	Feb. 02, 2027
Current value	$ 6,879
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL UNITED OVERSEAS BANK LTD FLTG 04-02-2028, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplUnitedOverseasBankLtdFltg04022028Member
Investment type	Corporate debt
Investment, maturity date	Apr. 02, 2028
Current value	$ 3,707
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL USAA AUTO OWNER TRUST SER 23-A CL A3 5.58% DUE 05-15-2028, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplUsaaAutoOwnerTrustSer23AClA35.58Due05152028Member
Investment type	Corporate debt
Investment, interest rate	5.58%
Investment, maturity date	May 15, 2028
Current value	$ 436
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL VICI PROPERTIES INC 4.5% 09-01-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplViciPropertiesInc4.509012026Member
Investment type	Corporate debt
Investment, interest rate	4.50%
Investment, maturity date	Sep. 01, 2026
Current value	$ 1,001
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL VOLKSWAGEN GROUP AMER FIN LLC 5.7% 09-12-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplVolkswagenGroupAmerFinLlc5.709122026Member
Investment type	Corporate debt
Investment, interest rate	5.70%
Investment, maturity date	Sep. 12, 2026
Current value	$ 404
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL VOYA CLO LTD SR 19-2A CL AR FLTG 07-20-2032, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplVoyaCloLtdSr192aClArFltg07202032Member
Investment type	Corporate debt
Investment, maturity date	Jul. 20, 2032
Current value	$ 831
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL WHETSTONE PK CLO LTD/WHETSTONE PK CLO SR 21-1A CLS A1R FLTG 01-20-2035, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplWhetstonePkCloLtdWhetstonePkCloSr211aClsA1rFltg01202035Member
Investment type	Corporate debt
Investment, maturity date	Jan. 20, 2035
Current value	$ 1,499
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: PVTPL WIND RIV 2021-2 CLO LTD/WIND RIV 2021- SR 21-2A CL A1R VAR RT 07-20-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplWindRiv20212CloLtdWindRiv2021Sr212aClA1rVarRt07202034Member
Investment type	Corporate debt
Investment, maturity date	Jul. 20, 2034
Current value	$ 1,200
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pac Gas & Elec Co Fixed 2.95%, Due 03-01-2026. Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PacGasElecCoFixed2.95Due03012026Member
Investment type	Corporate debt
Investment, interest rate	2.95%
Investment, maturity date	Mar. 01, 2026
Current value	$ 2,988
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pac Gas & Elec Co Fixed 3.15%, Due 01-01-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PacGasElecCoFixed3.15Due01012026Member
Investment type	Corporate debt
Investment, interest rate	3.15%
Investment, maturity date	Jan. 01, 2026
Current value	$ 942
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Packaging Corp Amer Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PackagingCorpAmerComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 564
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Park Hotels amp; Resorts Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ParkHotelsResortsIncComMember
Investment type	REITs
Current value	$ 62
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Parsons Corp Del Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ParsonsCorpDelComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 102
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Paychex Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PaychexIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 762
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Paycom Software Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PaycomSoftwareIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 115
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Paylocity Hldg Corp Com. Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PaylocityHldgCorpComCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 16
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pegasystems Inc Com. Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PegasystemsIncComCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 108
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Penn Entertainment Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PennEntertainmentIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 66
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Penske Automotive Group Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PenskeAutomotiveGroupIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 87
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pentair Plc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PentairPlcComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 519
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Performance Food Group Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PerformanceFoodGroupCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 370
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Permian Res Corp Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PermianResCorpClMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 308
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Perrigo Company Limited Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PerrigoCompanyLimitedComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 57
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pg&e Corp Com. Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PgECorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,090
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Phillips 66 Com. Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:Phillips66ComCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,494
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pilgrims Pride Corp, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PilgrimsPrideCorpMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 50
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pimco All Asset Fund, Mutual Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PimcoAllAssetFundMember
Investment type	Mutual funds
Current value	$ 120,058
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pimco Total Return Fund, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PimcoTotalReturnFundMember
Investment type	Collective trust funds
Current value	$ 229,481
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pinnacle W. Cap Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PinnacleW.CapCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 329
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pinnacle. Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PinnacleCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 209
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pinterest Inc CL A CL A Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PinterestIncClClMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 238
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pnc Bank N Fltg 3.15%, Due 01-15-2027
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PncBankNaFltg01152027Member
Investment type	Corporate debt
Investment, maturity date	Jan. 15, 2027
Current value	$ 3,404
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pool Corp Com Stk. Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PoolCorpComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 189
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Popular Inc Com New, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PopularIncComNewMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 234
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Post Hldgs Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PostHldgsIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 149
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ppg Ind Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PpgIndIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 713
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ppl Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PplCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 800
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Primerica Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PrimericaIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 257
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Primo Brands Corporation Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PrimoBrandsCorporationComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 130
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Principal Finl Group Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PrincipalFinlGroupIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 592
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Prosperity Bancshares Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ProsperityBancsharesIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 194
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Prudential Finl Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PrudentialFinlIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,221
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ptc Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PtcIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 568
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pub Service Enterprise Group Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PubServiceEnterpriseGroupIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,242
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pulte Group Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PulteGroupIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 698
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pure Storage Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PureStorageIncClClMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 94
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pvh Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvhCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 99
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pvtpl Agl Clo 14 Ltd Sr 21-14A Cl Ar Frn Due 12-02-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplAglClo14LtdSr2114aClArFrn12022034Member
Investment type	Corporate debt
Investment, maturity date	Dec. 02, 2034
Current value	$ 1,700
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pvtpl Apidos Clo Ltd Sr 12-11A Cl Ar4 Frn Due 04-17-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplApidosCloLtdSr1211aClAr4Frn04172034Member
Investment type	Corporate debt
Investment, maturity date	Apr. 17, 2034
Current value	$ 1,300
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pvtpl Apidos Clo Xxxv Llc Ser 21-35A Cl A Fltg Rt Due 04-20-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplApidosCloXxxvLlcSer2135aClFltgRtDue04202034Member
Investment type	Corporate debt
Investment, maturity date	Apr. 20, 2034
Current value	$ 250
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pvtpl Ares Xxvii Clo Ltd Sr 13 2A Cl A-R3 Fltg Due 10-28-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplAresXxviiCloLtdSr132aClAR3Fltg10282034Member
Investment type	Corporate debt
Investment, maturity date	Oct. 28, 2034
Current value	$ 2,001
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pvtpl Ari Fleet Lease Tr 2023-A 5.41% Due 02-17-2032, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplAriFleetLeaseTr2023a5.4102172032Member
Investment type	Corporate debt
Investment, interest rate	5.41%
Investment, maturity date	Feb. 17, 2032
Current value	$ 162
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pvtpl Atene Global Funding Fltg Due 01-07-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplAtheneGlobalFundingFltgRt01072027Member
Investment type	Corporate debt
Investment, maturity date	Jan. 07, 2027
Current value	$ 2,004
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pvtpl Atene Global Funding Fltg Due 07-16-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplAtheneGlobalFundingFltgRt07162026Member
Investment type	Corporate debt
Investment, maturity date	Jul. 16, 2026
Current value	$ 8,212
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pvtpl Atene Global Funding Fltg Due 09-18-2028, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplAtheneGlobalFundingFltg09182028Member
Investment type	Corporate debt
Investment, maturity date	Sep. 18, 2028
Current value	$ 697
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pvtpl Atlantic Ave 2024-3 Ltd Sr 24-3A Cl A Fltg Due 01-20-2035, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplAtlanticAve20243LtdSr243aClFltg01202035Member
Investment type	Corporate debt
Investment, maturity date	Jan. 20, 2035
Current value	$ 2,000
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Pvtpl Aviation Capital Group 1.95% Due 09-20-2026 Beo, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PvtplAviationCapitalGroup1.95Due09202026BeoMember
Investment type	Corporate debt
Investment, interest rate	1.95%
Investment, maturity date	Sep. 20, 2026
Current value	$ 3,345
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Qiagen, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:QiagenCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 300
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Qnity Electronics Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:QnityElectronicsIncComCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 529
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Qorvo Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:QorvoIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 220
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Quanta Svcs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:QuantaSvcsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 433
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Quantumscape Corp, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:QuantumscapeCorpcomClMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 145
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Quest Diagnostics Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:QuestDiagnosticsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 600
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Qxo Inc Com Par Value, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:QxoIncComParValueCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 367
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: ROCKFORD TOWER CLO FLTG RT 5.32886% DUE 07-20-2034, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RockfordTowerCloFltgRt5.32886Due07202034Member
Investment type	Corporate debt
Investment, interest rate	5.32886%
Investment, maturity date	Jul. 20, 2034
Current value	$ 4,098
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ralliant Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RalliantCorpComCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 177
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ralph Lauren Corp Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RalphLaurenCorpClClMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 378
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Range Res Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RangeResCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 256
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Raymond James Fncl Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RaymondJamesFnclIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 889
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Rayonier Inc Reit, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RayonierIncReitMember
Investment type	REITs
Current value	$ 106
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Rb Global Inc Com Npv, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RbGlobalIncComNpvMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 542
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Rbc Bearings Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RbcBearingsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 343
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Realty Income Corp Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RealtyIncomeCorpComMember
Investment type	REITs
Current value	$ 1,601
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Regal Rexnord Corporation Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RegalRexnordCorporationComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 286
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Regency Ctrs Corp Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RegencyCtrsCorpComMember
Investment type	REITs
Current value	$ 385
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Regions Finl Corp New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RegionsFinlCorpNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 751
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Reinsurance Group Amer Inc Com New Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ReinsuranceGroupAmerIncComNewStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 414
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Reliance Inc Com Npv, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RelianceIncComNpvMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 462
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Renaissance Re Hldgs Ltd Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RenaissanceReHldgsLtdComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 393
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Repligen Corp Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RepligenCorpComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 234
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Resmed Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ResmedIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 822
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Restaurant Brands Intl Inc Com Npv, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RestaurantBrandsIntlIncComNpvCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 248
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Revolution Medicines Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RevolutionMedicinesIncComCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 426
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Revvity Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RevvityIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 354
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Rexford Indl Rlty Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RexfordIndlRltyIncComMember
Investment type	REITs
Current value	$ 280
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Reynolds Consumer Prods Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ReynoldsConsumerProdsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 38
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Rh Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RhComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 71
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Rithm Capital Corp, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RithmCapitalCorpMember
Investment type	REITs
Current value	$ 190
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Rivian Automotive Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RivianAutomotiveIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 479
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Rli Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RliCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 152
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Robert Half Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RobertHalfIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 82
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Robinhood Mkts Inc Com Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RobinhoodMktsIncComClMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 2,244
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Rocket Cos Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RocketCosIncClClMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 564
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Rockwell Automation, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RockwellAutomationMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,247
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Roivant Sciences Ltd Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RoivantSciencesLtdComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 259
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Roku Inc Com Cl A Com Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RokuIncComClComClMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 375
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ross Stores Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RossStoresIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,427
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Royal Gold Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RoyalGoldIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 563
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Royalty Pharma Plc Com Class A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RoyaltyPharmaPlcComClassaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 465
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Rpm Intl Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RpmIntlIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 404
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Rubrik Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RubrikIncComCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 127
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ryder Sys Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:RyderSysIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 231
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: S.W. Airl Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:S.w.AirlCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 530
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: SARANAC CLO VI LTD / SARANAC CLO VI 5.12481% 08-13-2031, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SaranacCloViLtdSaranacCloVi5.1248108132031Member
Investment type	Corporate debt
Investment, interest rate	5.12481%
Investment, maturity date	Aug. 13, 2031
Current value	$ 199
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: SOFI PROFESSIONAL LN PROGRAM 2020-C POSTGRADUATE LN AST BKD NT 1.95% 02-15-2046, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SofiProfessionalLnProgram2020CPostgraduateLnAstBkdNt1.9502152046Member
Investment type	Corporate debt
Investment, interest rate	1.95%
Investment, maturity date	Feb. 15, 2046
Current value	$ 623
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: SOUTHERN CALIF EDISON CO 4.9% 06-01-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SouthernCalifEdisonCoDiscComlPaper42Yrs1201062025Member
Investment type	Corporate debt
Investment, interest rate	4.90%
Investment, maturity date	Jun. 01, 2026
Current value	$ 4,106
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: SSGA Russell Small/Mid Cap Index Fund, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaRussellSmallMidCapIndexFundMember
Investment type	Collective trust funds
Current value	$ 910,059
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: SSGA S&P 500 Index, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaSP500IndexFundMember
Investment type	Collective trust funds
Current value	$ 2,622,633
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: SSGA Us Bond Index, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaU.s.BondIndexFundMember
Investment type	Collective trust funds
Current value	$ 186,789
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Saia Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SaiaIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 268
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Sailpoint Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SailpointIncComCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 37
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Sandisk Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SandiskCorpComCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 993
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Sarepta Therapeutics Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SareptaTherapeuticsIncComCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 10
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Sba Communications Corp, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SbaCommunicationsCorpMember
Investment type	REITs
Current value	$ 644
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Schneider Natl Inc Wis Cl B Cl B, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SchneiderNatlIncWisClBClBMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 42
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Science Applications Intl Corp New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ScienceApplicationsIntlCorpNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 142
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Scotts Miracle-Gro Class'A'Com Npv, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ScottsMiracleGroClassAComNpvMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 79
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Seaboard Corp Del Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SeaboardCorpDelComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 36
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Sealed Air Corp New Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SealedAirCorpNewComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 187
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Sei Invts Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SeiInvtsCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 264
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Sensata Technologies B V Holding, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SensataTechnologiesBVHoldingMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 148
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Sentinelone Inc Cl A Com Cl A Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SentineloneIncClComClComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 38
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Service Corp Intl Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ServiceCorpIntlComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 339
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Sharkninja Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SharkninjaComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 239
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Silgan Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SilganHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 112
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Simon Property Group Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SimonPropertyGroupIncComMember
Investment type	REITs
Current value	$ 1,441
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Simpson Mfg Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SimpsonMfgIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 194
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Sirius Xm Hldgs Inc New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SiriusXmHldgsIncNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 117
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Siteone Landscape Supply Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SiteoneLandscapeSupplyIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 115
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Skyworks Solutions Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SkyworksSolutionsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 291
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Slm Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SlmCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 153
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Sm Energy Co, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SmEnergyCoCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 78
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Smith A O Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SmithOCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 235
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Smucker J M Co Com New, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SmuckerJMCoComNewMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 315
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Smurfit Westrock Ltd, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SmurfitWestrockLtdMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 623
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Snap-On Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SnapOnIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 546
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Sofi Technologies Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SofiTechnologiesIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 849
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Solventum Corp Com Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SolventumCorpComComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 363
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Sonoco Prod Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SonocoProdCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 134
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Sotera Health Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SoteraHealthCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 101
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Southstate Bk Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SouthstateBkCorpComCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 292
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ss&C Technologies Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsCTechnologiesHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 566
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ssga Target Retirement 2025, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2025Member
Investment type	Collective trust funds
Current value	$ 416,322
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ssga Target Retirement 2030, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2030Member
Investment type	Collective trust funds
Current value	$ 654,000
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ssga Target Retirement 2035, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2035Member
Investment type	Collective trust funds
Current value	$ 681,640
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ssga Target Retirement 2040, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2040Member
Investment type	Collective trust funds
Current value	$ 598,322
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ssga Target Retirement 2045, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2045Member
Investment type	Collective trust funds
Current value	$ 536,656
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ssga Target Retirement 2050, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2050Member
Investment type	Collective trust funds
Current value	$ 455,296
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ssga Target Retirement 2055, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2055Member
Investment type	Collective trust funds
Current value	$ 317,868
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ssga Target Retirement 2060, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2060Member
Investment type	Collective trust funds
Current value	$ 189,986
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ssga Target Retirement 2065, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2065Member
Investment type	Collective trust funds
Current value	$ 68,655
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ssga Target Retirement 2070, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2070Member
Investment type	Collective trust funds
Current value	$ 5,058
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ssga Target Retirement Income, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirementIncomeMember
Investment type	Collective trust funds
Current value	$ 334,095
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Stag Indl Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:StagIndlIncComMember
Investment type	REITs
Current value	$ 212
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Standardaero Inc. Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:StandardaeroInc.ComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 116
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Stanley Black & Decker Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:StanleyBlackDeckerIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 356
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Starwood Property Trust Inc Com Reit, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:StarwoodPropertyTrustIncComReitMember
Investment type	REITs
Current value	$ 196
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: State Str Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:StateStrCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,116
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Steel Dynamics Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SteelDynamicsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 664
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Steris Plc Ord, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SterisPlcOrdMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 771
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Stifel Finl Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:StifelFinlCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 392
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Sun Communities Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SunCommunitiesIncComMember
Investment type	REITs
Current value	$ 393
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Super Micro Computer Inc Com New, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SuperMicroComputerIncComNewMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 252
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Synchrony Finl Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SynchronyFinlComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 929
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Synovus, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SynovusMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 213
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Sysco Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SyscoCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 506
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: T Rowe Price Group Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TRowePriceGroupIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 689
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Take-Two Interactive Software Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TakeTwoInteractiveSoftwareIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 942
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Talen Energy Corp New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TalenEnergyCorpNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 527
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Tapestry Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TapestryIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 67
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Td Synnex Corporation Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TdSynnexCorporationComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 353
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Technipfmc Plc Com Usd 1, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TechnipfmcPlcComUsd1Member
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 550
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Teledyne Technologies Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TeledyneTechnologiesIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 731
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Teleflex Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TeleflexIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 167
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Tenet Healthcare Corp Com New ., Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TenetHealthcareCorpComNew.Member
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 536
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Teradata Corp Del Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TeradataCorpDelComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 68
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Teradyne Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TeradyneIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 938
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Tetra Tech Inc New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TetraTechIncNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 221
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Textron Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TextronIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 476
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Tfs Finl Corp Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TfsFinlCorpComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 24
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: The Campbells Company, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CampbellsCompanyMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 168
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: The Cooper Companies, Inc., Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:CooperCompaniesInc.Member
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 498
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: The Hartford Insurance Group Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:HartfordInsuranceGroupIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,197
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Thor Inds Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ThorIndsIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 160
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Timken Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TimkenCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 162
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Tko Group Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TkoGroupHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 255
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Toll Bros Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TollBrosIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 402
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Topbuild Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TopbuildCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 337
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Toro Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ToroCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 239
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Tpg Partners Llc Cl A Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TpgPartnersLlcClaComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 19
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Tradeweb Mkts Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TradewebMktsIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 359
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Transunion Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TransunionComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 517
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Travel + Leisure Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TravelLeisureCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 90
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Trex Co Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TrexCoIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 117
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Trimble Inc Com Trimble Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TrimbleIncComTrimbleIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 577
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Trump Media amp; Technology Group Corp, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TrumpMediaTechnologyGroupCorpMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 31
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Twilio Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TwilioIncClaCaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 519
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Tyler Technologies Inc Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TylerTechnologiesIncComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 103
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Tyson Foods Inc Cl A Com (Delaware), Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:TysonFoodsIncClaComDelawareMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 506
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: U-Haul Holding Company One, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UHaulHoldingCompany1Member
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 9
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: U-Haul Holding Company, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UHaulHoldingcompanyMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 88
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: UNITED STATES OF AMER TREAS NOTES 4.0% 02-28-2030, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UnitedStatesOfAmerTreasNotes4.002282030Member
Investment type	Government debt
Investment, interest rate	4.00%
Investment, maturity date	Feb. 28, 2030
Current value	$ 58,275
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: UNITED STATES TREAS NTS DTD 04/30/2025 3.875% 04-30-2030, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UnitedStatesOfAmerTreasNotes4.002282030Member
Investment type	Government debt
Investment, interest rate	3.875%
Investment, maturity date	Apr. 30, 2030
Current value	$ 3,833
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: UNITED STATES TREAS NTS DTD 07/31/2025 3.875% 07-31-2030, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UnitedStatesTreasNtsDtd073120253.87507312030Member
Investment type	Government debt
Investment, interest rate	3.875%
Investment, maturity date	Jul. 31, 2030
Current value	$ 76,223
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: UNITED STATES TREASURY BILLS 0% 05-07-2026, Government Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UnitedStatesTreasuryBills005072026Member
Investment type	Government debt
Investment, interest rate	0.00%
Investment, maturity date	May 07, 2026
Current value	$ 70
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Udr Inc Com Stk, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UdrIncComStkMember
Investment type	REITs
Current value	$ 355
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ugi Corp New Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UgiCorpNewComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 249
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Uipath Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UipathIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 204
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ulta Beauty Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UltaBeautyIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 634
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Under Armor Inc Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UnderArmorIncClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 29
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Under Armour Inc Cl C Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UnderArmourIncClCComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 29
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: United Airlines Holdings Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UnitedAirlinesHoldingsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,121
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: United Rentals Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UnitedRentalsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,590
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: United Therapeutics Corp Del Com Stk, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UnitedTherapeuticsCorpDelComStkMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 639
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Unity Software Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UnitySoftwareIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 414
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Universal Display Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UniversalDisplayCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 159
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Unum Group, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UnumGroupMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 405
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Unvl Health Services Inc Cl B Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UnvlHealthServicesIncClBComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 362
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Us Foods Hldg Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UsFoodsHldgCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 536
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Uwm Hldgs Corp Com , Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:UwmHldgsCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 21
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: V F Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:VFCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 196
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: VOLKSWAGEN GROUP AMER FIN LLC FLTG 03-20-2026, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:VolkswagenGroupAmerFinLlcFltg03202026Member
Investment type	Corporate debt
Investment, maturity date	Mar. 20, 2026
Current value	$ 3,303
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Vail Resorts Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:VailResortsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 26
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Valero Energy Corp Com Stk New, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ValeroEnergyCorpComStkNewMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,531
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Valmont Inds Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ValmontIndsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 241
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Valvoline Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ValmontIndsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 13
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Veeva Sys Inc Cl A Com Cl A Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:VeevaSysIncClaComClaComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 205
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Ventas Inc Reit, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:VentasIncReitMember
Investment type	REITs
Current value	$ 1,121
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Veralto Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:VeraltoCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 446
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Verisign Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:VerisignIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 627
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Verisk Analytics Inc Com , Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:VeriskAnalyticsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 389
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Viatris Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ViatrisIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 444
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Vici Pptys Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ViciPptysIncComMember
Investment type	REITs
Current value	$ 934
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Viking Therapeutics Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:VikingTherapeuticsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 112
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Viper Energy Inc New Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ViperEnergyIncNewClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 203
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Virtu Finl Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:VirtuFinlIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 84
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Vontier Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:VontierCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 167
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Vornado Rlty Tr Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:VornadoRltyTrComMember
Investment type	REITs
Current value	$ 182
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Voya Finl Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:VoyaFinlIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 226
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Vulcan Materials Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:VulcanMaterialsCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,167
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: W P Carey Inc Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WPCareyIncComMember
Investment type	REITs
Current value	$ 434
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: WORLD OMNI FLTG RT 4.13735% DUE 02-16-2027, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WorldOmniFltgRt4.77867Due02162027Member
Investment type	Corporate debt
Investment, interest rate	4.13735%
Investment, maturity date	Feb. 16, 2027
Current value	$ 133
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Wabtec Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WabtecCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,120
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Warner Bros Discovery Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WarnerBrosDiscoveryIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 2,077
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Waters Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WatersCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 334
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Watsco Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WatscoIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 362
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Wayfair Inc Cl A Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WayfairIncClaClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 239
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Weatherford Intl Ltd Common Stock, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WeatherfordIntlLtdCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 174
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Webster Fncl Corp Waterbury Conn Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WebsterFnclCorpWaterburyConnComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 318
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Wec Energy Group Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WecEnergyGroupIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,069
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Wendys Co Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WendysCoComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 23
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Wesco Intl Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WescoIntlIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 362
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: West Pharmaceutical Svcs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WestPharmaceuticalSvcsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 613
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Western Alliance Bancorporation Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WesternAllianceBancorporationComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 221
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Western Union Co, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WesternUnionCoMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 98
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Westlake Corporation Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WestlakeCorporationComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 80
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Westn Digital Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WestnDigitalCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,836
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Wex Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WexIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 146
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Weyerhaeuser Co Com, Real Estate Investment Trust
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WeyerhaeuserCoComMember
Investment type	REITs
Current value	$ 530
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Whirlpool Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WhirlpoolCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 121
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: White Mountains Insurance Group Com Stock, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WhiteMountainsInsuranceGroupComStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 158
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Williams Sonoma Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WilliamsSonomaIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 557
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Willis Towers Watson Plc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WillisTowersWatsonPlcComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 991
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Willscot Holdings Corporation Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WillscotHoldingsCorporationComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 77
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Wintrust Finl Corp Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WintrustFinlCorpComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 284
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Woodward Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WoodwardIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 561
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Wyndham Hotels amp; Resorts Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WyndhamHotelsResortsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 20
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Wynn Resorts Ltd Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:WynnResortsLtdComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 285
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Xcel Energy Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:XcelEnergyIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,355
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Xp Inc Com Class A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:XpIncComclassaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 183
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Xpo Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:XpoIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 382
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Xylem Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:XylemIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 1,019
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Yeti Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:YetiHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 110
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Yum Brands Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:YumBrandsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 868
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Zebra Technologies Corp Cl A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ZebraTechnologiesCorpClaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 382
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Zillow Group Inc Com Class C, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ZillowGroupIncComClasscMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 344
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Zillow Group Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ZillowGroupIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 105
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Zimmer Biomet Hldgs Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ZimmerBiometHldgsIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 552
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Zions Bancorporation N A, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ZionsBancorporationNaMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 259
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Zoom Communications Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ZoomCommunicationsIncMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 711
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: Zoominfo Technologies Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:ZoominfoTechnologiesIncComMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 83
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Investment, Identifier [Axis]: smithfield Foods Inc Com, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SmithfieldFoodsIncComCommonStockMember
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 31
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan | Common stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current value	$ 5,585,157
Abbott Laboratories Stock Retirement Plan | REITs
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current value	23,846
Abbott Laboratories Stock Retirement Plan | Collective trust funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current value	11,120,673
Abbott Laboratories Stock Retirement Plan | Corporate debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current value	227,462
Abbott Laboratories Stock Retirement Plan | Government debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current value	$ 184,339
Abbott Laboratories Stock Retirement Plan | Minimum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Loans to participants, interest rate	3.25%
Abbott Laboratories Stock Retirement Plan | Minimum | Investment, Identifier [Axis]: Goldman Sachs Group Inc Due 03-09-2027/03-09-2026 Reg, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment, maturity date	Mar. 09, 2026
Abbott Laboratories Stock Retirement Plan | Maximum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Loans to participants, interest rate	9.75%
Abbott Laboratories Stock Retirement Plan | Maximum | Investment, Identifier [Axis]: Goldman Sachs Group Inc Due 03-09-2027/03-09-2026 Reg, Corporate Debt
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment, maturity date	Mar. 09, 2027
Abbott Laboratories Stock Retirement Plan (Puerto Rico)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Entity tax identification number	98-1051267
Plan number	002
Loans to participants, maturity date	Jan. 01, 2040
Loans to participants	$ 6,124
Total	$ 271,016
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Abbott Laboratories, Common Stock, Employer Securities
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AbbottLaboratoriesMember
Investment type	Common stock - employer securities
Current value	$ 66,331
Investment party-in-interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Abbvie Inc., Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AbbvieInc.Member
Investment type	us-gaap-ebp:EbpNonemployerCommonStockMember
Current value	$ 40,620
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund, Mutual Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmericanFundsEuropacificGrowthFundMember
Investment type	Mutual funds
Current value	$ 7,435
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: American Funds The Growth Fund of America Fund, Mutual Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmericanFundsGrowthFundOfAmericaFundMember
Investment type	Mutual funds
Current value	$ 21,768
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: American Funds Washington Mutual Investors Fund, Mutual Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:AmericanFundsWashingtonMutualInvestorsFundMember
Investment type	Mutual funds
Current value	$ 5,489
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Blackrock International Opportunities Fund, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:BlackrockInternationalOpportunitiesFundMember
Investment type	Collective trust funds
Current value	$ 2,079
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Gw and K Small-Mid Cap Core Equity Fund, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:GwKSmallMidCapCoreEquityFundMember
Investment type	Collective trust funds
Current value	$ 3,112
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Northern Trust Collective Acwi Ex-U.S. Index Fund, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NorthernTrustCollectiveAcwiExU.s.IndexFundMember
Investment type	Collective trust funds
Current value	$ 2,086
Investment party-in-interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Northern Trust Collective Short Term Investment Fund, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:NorthernTrustCollectiveShortTermInvestmentFundMember
Investment type	Collective trust funds
Current value	$ 108
Investment party-in-interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: PIMCO Short Asset Investment Fund, Mutual Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PimcoShortAssetInvestmentFundMember
Investment type	Mutual funds
Current value	$ 12,015
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Pimco All Asset Fund, Mutual Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PimcoAllAssetFundMember
Investment type	Mutual funds
Current value	$ 2,106
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Pimco Total Return Fund, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:PimcoTotalReturnFundMember
Investment type	Collective trust funds
Current value	$ 1,993
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: SSGA Russell Small/Mid Cap Index Fund, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaRussellSmallMidCapIndexFundMember
Investment type	Collective trust funds
Current value	$ 4,327
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: SSGA S And P 500 Index Fund, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaSP500IndexFundMember
Investment type	Collective trust funds
Current value	$ 22,624
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: SSGA U.S. Bond Index Fund, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaU.s.BondIndexFundMember
Investment type	Collective trust funds
Current value	$ 1,698
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Ssga Target Retirement 2025, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2025Member
Investment type	Collective trust funds
Current value	$ 9,990
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Ssga Target Retirement 2030, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2030Member
Investment type	Collective trust funds
Current value	$ 12,500
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Ssga Target Retirement 2035, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2035Member
Investment type	Collective trust funds
Current value	$ 9,338
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Ssga Target Retirement 2040, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2040Member
Investment type	Collective trust funds
Current value	$ 9,485
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Ssga Target Retirement 2045, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2045Member
Investment type	Collective trust funds
Current value	$ 7,371
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Ssga Target Retirement 2050, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2050Member
Investment type	Collective trust funds
Current value	$ 4,796
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Ssga Target Retirement 2055, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2055Member
Investment type	Collective trust funds
Current value	$ 2,980
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Ssga Target Retirement 2060, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2060Member
Investment type	Collective trust funds
Current value	$ 1,164
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Ssga Target Retirement 2065, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2065Member
Investment type	Collective trust funds
Current value	$ 529
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Ssga Target Retirement 2070, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirement2070Member
Investment type	Collective trust funds
Current value	$ 2
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Ssga Target Retirement Income, Collective Trust Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:SsgaTargetRetirementIncomeMember
Investment type	Collective trust funds
Current value	$ 9,307
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Investment, Identifier [Axis]: Vanguard Mid-Cap Value Index Fund Admiral, Mutual Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	abt:VanguardMidCapValueIndexFundAdmiralMember
Investment type	Mutual funds
Current value	$ 3,639
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Common stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current value	$ 106,951
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Mutual funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current value	52,452
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Collective trust funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current value	$ 105,489
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Minimum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Loans to participants, interest rate	3.25%
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Maximum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Loans to participants, interest rate	8.50%